Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WisdomTree Digital Trust
Entity Central Index Key	0001859001
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000240058
Shareholder Report [Line Items]
Fund Name	WisdomTree 3-7 Year Treasury Digital Fund
Trading Symbol	WTTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree 3-7 Year Treasury Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 3-7 Year Treasury Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
AssetsNet	$ 1,001,306
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,001,306 # of Portfolio Holdings18 Portfolio Turnover Rate31%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 1.38%, due 10/31/2028	19.6%
U.S. Treasury Notes, 4.00%, due 4/30/2032	18.7%
U.S. Treasury Bond, 5.38%, due 2/15/2031	14.0%
U.S. Treasury Notes, 3.88%, due 8/31/2032	8.0%
U.S. Treasury Notes, 3.88%, due 6/30/2030	7.8%
U.S. Treasury Notes, 3.50%, due 11/30/2030	5.5%
U.S. Treasury Notes, 3.63%, due 10/31/2030	5.0%
U.S. Treasury Notes, 3.88%, due 7/31/2030	4.5%
U.S. Treasury Notes, 3.63%, due 8/31/2030	4.0%
U.S. Treasury Notes, 1.13%, due 8/31/2028	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000240073
Shareholder Report [Line Items]
Fund Name	WisdomTree 500 Digital Fund
Trading Symbol	SPXUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree 500 Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 500 Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[2]
AssetsNet	$ 16,321,488
Holdings Count | Holding	501
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$16,321,488 # of Portfolio Holdings501 Portfolio Turnover Rate3%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	34.1%
Financials	13.8%
Communication Services	11.7%
Consumer Discretionary	10.4%
Health Care	9.4%
Industrials	7.6%
Consumer Staples	5.2%
Energy	2.7%
Utilities	2.1%
Real Estate	1.5%
Other Sectors	1.4%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	7.6%
Apple, Inc.	6.6%
Alphabet, Inc. Class A	6.3%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. Class A	2.7%
Broadcom, Inc.	2.5%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc. Class B	1.8%
Eli Lilly & Co.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000240067
Shareholder Report [Line Items]
Fund Name	WisdomTree 7-10 Year Treasury Digital Fund
Trading Symbol	WTSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree 7-10 Year Treasury Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 7-10 Year Treasury Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[3]
AssetsNet	$ 969,548
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$969,548 # of Portfolio Holdings12 Portfolio Turnover Rate83%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	98.2%
Other Assets and Liabilities, Net	1.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.63%, due 2/15/2035	9.5%
U.S. Treasury Notes, 4.38%, due 5/15/2034	9.2%
U.S. Treasury Notes, 4.25%, due 11/15/2034	9.1%
U.S. Treasury Notes, 4.25%, due 8/15/2035	9.0%
U.S. Treasury Notes, 4.00%, due 2/15/2034	9.0%
U.S. Treasury Notes, 4.25%, due 5/15/2035	8.9%
U.S. Treasury Notes, 3.88%, due 8/15/2034	8.7%
U.S. Treasury Notes, 4.50%, due 11/15/2033	8.0%
U.S. Treasury Notes, 3.88%, due 8/15/2033	8.0%
U.S. Treasury Notes, 3.50%, due 2/15/2033	7.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000264681
Shareholder Report [Line Items]
Fund Name	WisdomTree Equity Premium Income Digital Fund
Trading Symbol	WTPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Equity Premium Income Digital Fund (the "Fund") for the period of December 3, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Equity Premium Income Digital Fund	$4	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 12/3/25. Actual expenses are calculated using a 29/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.44%	[4]
AssetsNet	$ 1,426,782
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,426,782 # of Portfolio Holdings3 Portfolio Turnover Rate0%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	97.3%
Mutual Fund	5.6%
Other Assets and Liabilities, Net	(2.9)%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 3.75%, due 2/5/2026	48.9%
U.S. Treasury Bills, 3.71%, due 5/14/2026	48.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares	5.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000240070
Shareholder Report [Line Items]
Fund Name	WisdomTree Floating Rate Treasury Digital Fund
Trading Symbol	FLTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Floating Rate Treasury Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Floating Rate Treasury Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[5]
AssetsNet	$ 1,658,101
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,658,101 # of Portfolio Holdings8 Portfolio Turnover Rate18%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 3.70%, due 1/31/2027	24.1%
U.S. Treasury Floating Rate Notes, 3.76%, due 7/31/2027	17.4%
U.S. Treasury Floating Rate Notes, 3.78%, due 7/31/2026	15.7%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/2026	14.8%
U.S. Treasury Floating Rate Notes, 3.75%, due 4/30/2026	11.8%
U.S. Treasury Floating Rate Notes, 3.76%, due 4/30/2027	11.3%
U.S. Treasury Floating Rate Notes, 3.85%, due 1/31/2026	3.3%
U.S. Treasury Floating Rate Notes, 3.79%, due 10/31/2027	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000240068
Shareholder Report [Line Items]
Fund Name	WisdomTree Long-Term Treasury Digital Fund
Trading Symbol	WTLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Long-Term Treasury Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Long-Term Treasury Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[6]
AssetsNet	$ 809,708
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$809,708 # of Portfolio Holdings40 Portfolio Turnover Rate93%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	98.6%
Other Assets and Liabilities, Net	1.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bonds, 4.75%, due 8/15/2055	4.3%
U.S. Treasury Bonds, 4.75%, due 5/15/2055	4.3%
U.S. Treasury Bonds, 4.63%, due 5/15/2054	4.2%
U.S. Treasury Bonds, 4.63%, due 2/15/2055	4.2%
U.S. Treasury Bonds, 4.50%, due 11/15/2054	4.1%
U.S. Treasury Bonds, 4.25%, due 8/15/2054	4.0%
U.S. Treasury Bonds, 4.25%, due 2/15/2054	4.0%
U.S. Treasury Bonds, 4.75%, due 11/15/2053	3.6%
U.S. Treasury Bonds, 4.13%, due 8/15/2053	3.6%
U.S. Treasury Bonds, 4.00%, due 11/15/2052	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000263282
Shareholder Report [Line Items]
Fund Name	WisdomTree Private Credit and Alternative Income Digital Fund
Trading Symbol	CRDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Private Credit and Alternative Income Digital Fund (the "Fund") for the period of September 11, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Private Credit and Alternative Income Digital Fund	$15	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 9/11/25. Actual expenses are calculated using a 112/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.50%	[7]
AssetsNet	$ 1,032,052
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,032,052 # of Portfolio Holdings31 Portfolio Turnover Rate58%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Common Stocks	73.7%
Closed-End Funds	26.3%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Oxford Lane Capital Corp.	3.4%
Guggenheim Strategic Opportunities Fund	3.4%
Blue Owl Technology Finance Corp.	3.4%
Hercules Capital, Inc.	3.3%
FS Credit Opportunities Corp.	3.3%
Main Street Capital Corp.	3.3%
Ares Capital Corp.	3.3%
FS KKR Capital Corp.	3.3%
Sixth Street Specialty Lending, Inc.	3.3%
Golub Capital BDC, Inc.	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000240076
Shareholder Report [Line Items]
Fund Name	WisdomTree Short-Duration Income Digital Fund
Trading Symbol	WTSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Short-Duration Income Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Short-Duration Income Digital Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[8]
AssetsNet	$ 1,139,041
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,139,041 # of Portfolio Holdings5 Portfolio Turnover Rate3%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	30.0%
WisdomTree U.S. Short Term Corporate Bond Fund	20.0%
WisdomTree Mortgage Plus Bond Fund	19.9%
WisdomTree Interest Rate Hedged High Yield Bond Fund	15.0%
WisdomTree Floating Rate Treasury Fund	15.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000228751
Shareholder Report [Line Items]
Fund Name	WisdomTree Short-Term Treasury Digital Fund
Trading Symbol	WTSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Short-Term Treasury Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Short-Term Treasury Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[9]
AssetsNet	$ 1,027,411
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,027,411 # of Portfolio Holdings21 Portfolio Turnover Rate35%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	98.6%
Other Assets and Liabilities, Net	1.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 3.88%, due 3/15/2028	16.6%
U.S. Treasury Notes, 3.75%, due 8/15/2027	13.5%
U.S. Treasury Notes, 3.75%, due 4/30/2027	11.9%
U.S. Treasury Notes, 3.75%, due 6/30/2027	7.6%
U.S. Treasury Notes, 3.50%, due 11/15/2028	7.5%
U.S. Treasury Notes, 3.63%, due 8/15/2028	7.3%
U.S. Treasury Notes, 3.75%, due 5/15/2028	6.8%
U.S. Treasury Notes, 4.38%, due 12/15/2026	5.9%
U.S. Treasury Notes, 3.50%, due 9/30/2027	5.8%
U.S. Treasury Notes, 3.50%, due 10/15/2028	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000241818
Shareholder Report [Line Items]
Fund Name	WisdomTree Siegel Global Equity Digital Fund
Trading Symbol	EQTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Siegel Global Equity Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Global Equity Digital Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[10]
AssetsNet	$ 849,351
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$849,351 # of Portfolio Holdings11 Portfolio Turnover Rate8%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	100.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

WisdomTree U.S. Quality Dividend Growth Fund	19.6%
iShares Core S&P 500 ETF	15.0%
WisdomTree U.S. Total Dividend Fund	14.8%
Vanguard International High Dividend Yield ETF	10.4%
Vanguard High Dividend Yield ETF	7.9%
WisdomTree Emerging Markets High Dividend Fund	7.9%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	6.9%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	4.9%
WisdomTree Japan Hedged Equity Fund	4.4%
JPMorgan BetaBuilders Europe ETF	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000241816
Shareholder Report [Line Items]
Fund Name	WisdomTree Siegel Longevity Digital Fund
Trading Symbol	LNGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Siegel Longevity Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Longevity Digital Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[11]
AssetsNet	$ 257,495
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$257,495 # of Portfolio Holdings15 Portfolio Turnover Rate8%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	14.7%
WisdomTree U.S. Total Dividend Fund	13.4%
Vanguard International High Dividend Yield ETF	8.4%
iShares Core S&P 500 ETF	8.0%
WisdomTree U.S. Quality Dividend Growth Fund	7.9%
WisdomTree Emerging Markets High Dividend Fund	7.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	6.5%
Vanguard High Dividend Yield ETF	6.0%
WisdomTree Managed Futures Strategy Fund	4.9%
JPMorgan BetaBuilders Europe ETF	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000241819
Shareholder Report [Line Items]
Fund Name	WisdomTree Siegel Moderate Digital Fund
Trading Symbol	MODRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Siegel Moderate Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Moderate Digital Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[12]
AssetsNet	$ 261,955
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$261,955 # of Portfolio Holdings17 Portfolio Turnover Rate5%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	100.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	16.0%
WisdomTree U.S. Quality Dividend Growth Fund	14.4%
WisdomTree Mortgage Plus Bond Fund	9.1%
WisdomTree U.S. Total Dividend Fund	9.0%
iShares Core S&P 500 ETF	8.1%
Vanguard International High Dividend Yield ETF	6.9%
iShares 10-20 Year Treasury Bond ETF	5.4%
Vanguard High Dividend Yield ETF	4.8%
WisdomTree Emerging Markets High Dividend Fund	4.8%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000240075
Shareholder Report [Line Items]
Fund Name	WisdomTree Technology and Innovation 100 Digital Fund
Trading Symbol	TECHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Technology and Innovation 100 Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Technology and Innovation 100 Digital Fund	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[13]
AssetsNet	$ 5,029,380
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$5,029,380 # of Portfolio Holdings100 Portfolio Turnover Rate14%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	60.9%
Communication Services	16.1%
Consumer Discretionary	13.0%
Health Care	7.8%
Industrials	1.1%
Financials	1.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	8.6%
Apple, Inc.	8.1%
Microsoft Corp.	7.9%
Alphabet, Inc. Class A	7.7%
Amazon.com, Inc.	7.0%
Broadcom, Inc.	5.8%
Meta Platforms, Inc. Class A	4.3%
Tesla, Inc.	4.3%
Oracle Corp.	1.7%
Netflix, Inc.	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000240071
Shareholder Report [Line Items]
Fund Name	WisdomTree TIPS Digital Fund
Trading Symbol	TIPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree TIPS Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree TIPS Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[14]
AssetsNet	$ 969,177
Holdings Count | Holding	48
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$969,177 # of Portfolio Holdings48 Portfolio Turnover Rate85%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 1/15/2035	4.2%
U.S. Treasury Inflation-Indexed Bonds, 1.75%, due 1/15/2034	3.8%
U.S. Treasury Inflation-Indexed Bonds, 1.63%, due 4/15/2030	3.5%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 1/15/2033	3.5%
U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 7/15/2033	3.5%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 7/15/2032	3.5%
U.S. Treasury Inflation-Indexed Bonds, 1.63%, due 10/15/2029	3.4%
U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 4/15/2029	3.3%
U.S. Treasury Inflation-Indexed Bonds, 2.38%, due 10/15/2028	3.3%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/2032	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000245468
Shareholder Report [Line Items]
Fund Name	WisdomTree Treasury Money Market Digital Fund
Trading Symbol	WTGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Treasury Money Market Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Treasury Money Market Digital Fund	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[15]
AssetsNet	$ 733,392,907
Holdings Count | Holding	5
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$733,392,907 # of Portfolio Holdings5
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	79.7%
Repurchase Agreement	20.5%
Other Assets and Liabilities, Net	(0.2)%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 3.66%, due 1/20/2026	32.3%
U.S. Treasury Bills, 3.63%, due 2/12/2026	31.9%
U.S. Treasury Floating Rate Notes, 3.85%, due 1/31/2026	15.5%
Deutsche Bank, tri-party repurchase agreement, 3.82%, due 1/2/2026	13.7%
Royal Bank of Canada, tri-party repurchase agreement, 3.55%, due 1/2/2026	6.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information

[1]	Annualized.
[2]	Annualized.
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[7]	Annualized.
[8]	Annualized.
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[11]	Annualized.
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[14]	Annualized.
[15]	Annualized.